UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-6548

Nuveen Select Tax-Free Income Portfolio
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            3/31

Date of reporting period:         12/31/11

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Select Tax-Free Income Portfolio (NXP)
	December 31, 2011

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Alaska – 1.9%
$ 2,475	Alaska Municipal Bond Bank Authority, General Obligation Bonds, Series 2003E, 5.250%, 12/01/23	12/13 at 100.00	A+ (4)	$ 2,706,883
	(Pre-refunded 12/01/13) – NPFG Insured
2,675	Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement Asset-Backed Bonds,	6/14 at 100.00	B2	1,845,456
	Series 2006A, 5.000%, 6/01/46
5,150	Total Alaska			4,552,339
	Arizona – 1.4%
2,500	Arizona Health Facilities Authority, Hospital Revenue Bonds, Catholic Healthcare West, Series	No Opt. Call	A	2,564,750
	2011B-1&2, 5.250%, 3/01/39
625	Pima County Industrial Development Authority, Arizona, Revenue Bonds, Tucson Electric Power	10/20 at 100.00	BBB–	630,400
	Company, Series 2010A, 5.250%, 10/01/40
3,125	Total Arizona			3,195,150
	Arkansas – 0.5%
5,915	Arkansas Development Finance Authority, Tobacco Settlement Revenue Bonds, Arkansas Cancer	No Opt. Call	Aa2	1,116,575
	Research Center Project, Series 2006, 0.000%, 7/01/46 – AMBAC Insured
	California – 11.1%
2,000	Alameda Corridor Transportation Authority, California, Subordinate Lien Revenue Bonds, Series	10/17 at 100.00	BBB+	1,871,860
	2004A, 0.000%, 10/01/25 – AMBAC Insured
1,290	Anaheim Public Finance Authority, California, Subordinate Lease Revenue Bonds, Public	No Opt. Call	AA–	389,735
	Improvement Project, Series 1997C, 0.000%, 9/01/30 – AGM Insured
3,325	California Department of Water Resources, Power Supply Revenue Bonds, Series 2002A, 6.000%,	5/12 at 101.00	AA– (4)	3,421,990
	5/01/14 (Pre-refunded 5/01/12)
1,000	California Statewide Community Development Authority, Revenue Bonds, Methodist Hospital	8/19 at 100.00	Aa2	1,151,180
	Project, Series 2009, 6.750%, 2/01/38
3,790	Coast Community College District, Orange County, California, General Obligation Bonds, Series	8/16 at 33.79	Aa1	891,256
	2006C, 0.000%, 8/01/36 – AGM Insured
2,645	Cypress Elementary School District, Orange County, California, General Obligation Bonds,	No Opt. Call	AA	685,875
	Series 2009A, 0.000%, 5/01/34 – AGM Insured
1,980	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement	No Opt. Call	A2	781,961
	Asset-Backed Revenue Bonds, Series 2005A, 0.000%, 6/01/28 – AMBAC Insured
3,000	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed	6/13 at 100.00	Aaa	3,268,830
	Bonds, Series 2003A-1, 6.750%, 6/01/39 (Pre-refunded 6/01/13)
2,350	Golden Valley Unified School District, Madera County, California, General Obligation Bonds,	8/17 at 56.07	AA–	824,686
	Election 2006 Series 2007A, 0.000%, 8/01/29 – AGM Insured
3,030	Grossmont Union High School District, San Diego County, California, General Obligation Bonds,	No Opt. Call	Aa2	1,578,660
	Series 2006, 0.000%, 8/01/25 – NPFG Insured
365	Los Angeles, California, Parking System Revenue Bonds, Series 1999A, 5.250%, 5/01/29 –	5/12 at 100.00	AA–	369,030
	AMBAC Insured
1,000	Moreno Valley Unified School District, Riverside County, California, General Obligation Bonds,	No Opt. Call	AA–	530,560
	Series 2007, 0.000%, 8/01/23 – NPFG Insured
5,395	Napa Valley Community College District, Napa and Sonoma Counties, California, General	8/17 at 46.57	Aa2	1,665,383
	Obligation Bonds, Election 2002 Series 2007C, 0.000%, 8/01/32 – NPFG Insured
590	Palomar Pomerado Health Care District, California, Certificates of Participation, Series 2009,	11/19 at 100.00	Baa3	613,989
	6.750%, 11/01/39
4,390	Pittsburg Redevelopment Agency, California, Tax Allocation Bonds, Los Medanos Community	No Opt. Call	A+	1,378,811
	Development Project, Series 1999, 0.000%, 8/01/29 – AMBAC Insured
1,700	Placentia-Yorba Linda Unified School District, Orange County, California, Certificates of	No Opt. Call	A+	414,324
	Participation, Series 2006, 0.000%, 10/01/34 – FGIC Insured
8,000	Poway Unified School District, San Diego County, California, School Facilities Improvement	No Opt. Call	Aa2	2,268,320
	District 2007-1 General Obligation Bonds, Series 2009A, 0.000%, 8/01/33
2,930	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Toll Road Revenue	No Opt. Call	BBB	923,507
	Refunding Bonds, Series 1997A, 0.000%, 1/15/27 – NPFG Insured
1,250	San Jose, California, Airport Revenue Bonds, Series 2004D, 5.000%, 3/01/28 – NPFG Insured	3/14 at 100.00	A2	1,264,900
2,110	Sierra Sands Unified School District, Kern County, California, General Obligation Bonds,	No Opt. Call	Aa3	797,010
	Election of 2006, Series 2006A, 0.000%, 11/01/28 – FGIC Insured
915	Tobacco Securitization Authority of Northern California, Tobacco Settlement Asset-Backed	6/15 at 100.00	BB–	601,036
	Bonds, Series 2005A-1, 5.500%, 6/01/45
1,150	Woodside Elementary School District, San Mateo County, California, General Obligation Bonds,	No Opt. Call	AAA	405,985
	Series 2007, 0.000%, 10/01/30 – AMBAC Insured
54,205	Total California			26,098,888
	Colorado – 5.8%
1,000	Colorado Health Facilities Authority, Health Facilities Revenue Bonds, Sisters of Charity of	No Opt. Call	AA	1,018,820
	Leavenworth Health Services Corporation, Series 2010A, 5.000%, 1/01/40
	Colorado Health Facilities Authority, Revenue Bonds, Catholic Health Initiatives, Series 2002A:
1,700	5.500%, 3/01/22 (Pre-refunded 3/02/12)	3/12 at 100.00	AA (4)	1,715,351
690	5.500%, 3/01/22 (Pre-refunded 3/01/12)	3/12 at 100.00	Aa2 (4)	696,231
3,660	Denver City and County, Colorado, Airport System Revenue Bonds, Series 1991D, 7.750%, 11/15/13	No Opt. Call	A+	3,930,181
	(Alternative Minimum Tax)
3,000	Denver Convention Center Hotel Authority, Colorado, Revenue Bonds, Convention Center Hotel,	12/13 at 100.00	N/R (4)	3,254,670
	Senior Lien Series 2003A, 5.000%, 12/01/23 (Pre-refunded 12/01/13) – SYNCORA GTY Insured
500	Denver, Colorado, Airport System Revenue Refunding Bonds, Series 2003B, 5.000%, 11/15/33 –	11/13 at 100.00	A+	506,710
	SYNCORA GTY Insured
2,000	E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Series 2004B, 0.000%, 9/01/32 –	9/20 at 50.83	BBB	486,760
	NPFG Insured
12,500	E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Series 2006B, 0.000%, 9/01/38 –	9/26 at 54.77	BBB	1,853,625
	NPFG Insured
25,050	Total Colorado			13,462,348
	Florida – 3.0%
2,000	Halifax Hospital Medical Center, Florida, Revenue Bonds, Series 2006, 5.375%, 6/01/46	6/16 at 100.00	A–	1,977,940
5,050	Jacksonville Health Facilities Authority, Florida, Revenue Bonds, Ascension Health, Series	11/12 at 101.00	AA+	5,145,041
	2002A, 5.250%, 11/15/32
7,050	Total Florida			7,122,981
	Georgia – 0.9%
2,000	Franklin County Industrial Building Authority, Georgia, Revenue Bonds, Ty Cobb Regional	12/20 at 100.00	N/R	2,067,320
	Medical Center Project, Series 2010, 8.125%, 12/01/45
	Illinois – 14.5%
2,465	Board of Trustees of Southern Illinois University, Housing and Auxiliary Facilities System	No Opt. Call	A2	1,697,448
	Revenue Bonds, Series 1999A, 0.000%, 4/01/20 – NPFG Insured
735	Chicago Board of Education, Cook County, Illinois, General Obligation Bonds, Dedicated	No Opt. Call	AA–	760,901
	Revenues Series 2011A, 5.000%, 12/01/41
2,600	Chicago Heights, Illinois, General Obligation Corporate Purpose Bonds, Series 1993, 5.650%,	6/12 at 100.00	BBB (4)	2,655,770
	12/01/17 (Pre-refunded 6/01/12) – FGIC Insured
195	DuPage County Community School District 200, Wheaton, Illinois, General Obligation Bonds,	11/13 at 100.00	Aa3	208,699
	Series 2003B, 5.250%, 11/01/20 – AGM Insured
805	DuPage County Community School District 200, Wheaton, Illinois, General Obligation Bonds,	11/13 at 100.00	Aa3 (4)	876,476
	Series 2003B, 5.250%, 11/01/20 (Pre-refunded 11/01/13) – AGM Insured
600	Illinois Educational Facilities Authority, Student Housing Revenue Bonds, Educational	5/12 at 101.00	Aaa	617,586
	Advancement Foundation Fund, University Center Project, Series 2002, 6.000%, 5/01/22
	(Pre-refunded 5/01/12)
1,050	Illinois Finance Authority, Revenue Bonds, Loyola University of Chicago, Tender Option Bond	No Opt. Call	Aa1	1,132,089
	Trust 1137, 9.274%, 7/01/15 (IF)
4,000	Illinois Finance Authority, Revenue Bonds, Northwestern Memorial Hospital, Series 2004A,	8/14 at 100.00	N/R (4)	4,504,080
	5.500%, 8/15/43 (Pre-refunded 8/15/14)
1,000	Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital and Medical Centers, Series	8/19 at 100.00	BBB–	1,080,090
	2009, 6.875%, 8/15/38
2,100	Illinois Finance Authority, Revenue Refunding Bonds, Silver Cross Hospital and Medical	8/18 at 100.00	BBB–	2,044,980
	Centers, Series 2008A, 5.500%, 8/15/30
1,320	Illinois Health Facilities Authority, Revenue Bonds, Decatur Memorial Hospital, Series 2001,	4/12 at 100.00	A	1,322,917
	5.600%, 10/01/16
2,950	Illinois Health Facilities Authority, Revenue Bonds, Lake Forest Hospital, Series 2002A,	7/12 at 100.00	AA+	3,013,101
	6.000%, 7/01/17
2,275	Illinois Health Facilities Authority, Revenue Refunding Bonds, Elmhurst Memorial Healthcare,	1/13 at 100.00	Baa1	2,339,633
	Series 2002, 6.250%, 1/01/17
450	Illinois Health Facilities Authority, Revenue Refunding Bonds, Rockford Health System, Series	2/12 at 100.00	N/R	432,356
	1997, 5.000%, 8/15/21 – AMBAC Insured
3,125	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion	No Opt. Call	A3	2,668,656
	Project, Series 1993A, 0.000%, 6/15/17 – FGIC Insured
	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion
	Project, Series 2002A:
1,720	0.000%, 12/15/29 – NPFG Insured	No Opt. Call	AAA	678,781
810	0.000%, 6/15/30 – NPFG Insured	No Opt. Call	AAA	303,199
5,000	0.000%, 12/15/36 – NPFG Insured	No Opt. Call	AAA	1,178,500
5,000	Metropolitan Pier and Exposition Authority, Illinois, Revenue Refunding Bonds, McCormick Place	6/12 at 101.00	AAA	5,095,250
	Expansion Project, Series 2002B, 5.000%, 6/15/21 – NPFG Insured
1,300	Schaumburg, Illinois, General Obligation Bonds, Series 2004B, 5.250%, 12/01/34 – FGIC Insured	12/14 at 100.00	Aaa	1,405,859
39,500	Total Illinois			34,016,371
	Indiana – 6.2%
1,000	Franklin Community Multi-School Building Corporation, Marion County, Indiana, First Mortgage	7/14 at 100.00	A+ (4)	1,113,780
	Revenue Bonds, Series 2004, 5.000%, 7/15/22 (Pre-refunded 7/15/14) – FGIC Insured
1,260	Indiana Health Facility Financing Authority, Hospital Revenue Refunding Bonds, Columbus	No Opt. Call	AA–	1,383,984
	Regional Hospital, Series 1993, 7.000%, 8/15/15 – AGM Insured
1,000	Indiana Health Facility Financing Authority, Revenue Bonds, Community Foundation of Northwest	3/17 at 100.00	BBB+	1,005,940
	Indiana, Series 2007, 5.500%, 3/01/37
9,855	Indianapolis Local Public Improvement Bond Bank, Indiana, Waterworks Project, Series 2002A,	7/12 at 100.00	AA+ (4)	10,095,950
	5.125%, 7/01/21 (Pre-refunded 7/01/12) – NPFG Insured
750	West Clark 2000 School Building Corporation, Clark County, Indiana, First Mortgage Bonds,	1/15 at 100.00	AA+	804,375
	Series 2005, 5.000%, 7/15/22 – NPFG Insured
13,865	Total Indiana			14,404,029
	Iowa – 1.8%
1,000	Iowa Tobacco Settlement Authority, Asset Backed Settlement Revenue Bonds, Series 2005C,	6/15 at 100.00	BBB	743,920
	5.375%, 6/01/38
4,000	Iowa Tobacco Settlement Authority, Tobacco Asset-Backed Revenue Bonds, Series 2005B,	6/17 at 100.00	BBB	3,511,760
	5.600%, 6/01/34
5,000	Total Iowa			4,255,680
	Kansas – 0.5%
500	Lawrence, Kansas, Hospital Revenue Bonds, Lawrence Memorial Hospital, Refunding Series 2006,	7/16 at 100.00	A2	501,805
	4.875%, 7/01/36
750	Wamego, Kansas, Pollution Control Revenue Bonds, Kansas Gas and Electric Company, Series 2004,	6/14 at 100.00	BBB+	769,200
	5.300%, 6/01/31 – NPFG Insured
1,250	Total Kansas			1,271,005
	Kentucky – 1.1%
2,500	Kentucky Economic Development Finance Authority, Hospital Revenue Bonds, Baptist Healthcare	8/21 at 100.00	A1	2,519,200
	System Obligated Group, Series 2011, 5.250%, 8/15/46
	Louisiana – 1.2%
2,790	Tobacco Settlement Financing Corporation, Louisiana, Tobacco Settlement Asset-Backed Bonds,	5/12 at 100.00	A–	2,791,200
	Series 2001B, 5.875%, 5/15/39
	Massachusetts – 1.1%
500	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, CareGroup Inc.,	7/18 at 100.00	A–	516,950
	Series 2008E-1 &2, 5.000%, 7/01/28
20	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Partners HealthCare	7/12 at 100.00	AA	20,273
	System Inc., Series 2001C, 6.000%, 7/01/17
1,915	Massachusetts Housing Finance Agency, Housing Bonds, Series 2009F, 5.700%, 6/01/40	12/18 at 100.00	AA–	1,986,276
2,435	Total Massachusetts			2,523,499
	Michigan – 2.3%
2,450	Detroit, Michigan, Sewer Disposal System Revenue Bonds, Second Lien, Series 2006B, 5.000%,	7/16 at 100.00	A	2,454,386
	7/01/33 – FGIC Insured
2,655	Michigan State Hospital Finance Authority, Hospital Revenue Refunding Bonds, Trinity Health	12/12 at 100.00	AA	2,677,382
	Credit Group, Series 2002C, 5.375%, 12/01/30
245	Michigan State Hospital Finance Authority, Hospital Revenue Refunding Bonds, Trinity Health	12/12 at 100.00	N/R (4)	256,527
	Credit Group, Series 2002C, 5.375%, 12/01/30 (Pre-refunded 12/01/12)
5,350	Total Michigan			5,388,295
	Missouri – 1.0%
	Kansas City Municipal Assistance Corporation, Missouri, Leasehold Revenue Bonds, Series
	2004B-1:
500	0.000%, 4/15/23 – AMBAC Insured	No Opt. Call	AA–	327,045
5,000	0.000%, 4/15/30 – AMBAC Insured	No Opt. Call	AA–	1,925,650
5,500	Total Missouri			2,252,695
	Nevada – 4.5%
750	Clark County, Nevada, Airport Revenue Bonds, Tender Option Bond Trust Series 11823, 20.357%,	No Opt. Call	Aa3	1,019,670
	1/01/18 (IF)
2,500	Clark County, Nevada, Motor Vehicle Fuel Tax Highway Improvement Revenue Bonds, Series 2003,	7/13 at 100.00	AA– (4)	2,670,375
	5.000%, 7/01/23 (Pre-refunded 7/01/13) – AMBAC Insured
1,000	Clark County, Nevada, Passenger Facility Charge Revenue Bonds, Las Vegas-McCarran	1/20 at 100.00	Aa3	1,046,860
	International Airport, Series 2010A, 5.250%, 7/01/42
1,500	Las Vegas Redevelopment Agency, Nevada, Tax Increment Revenue Bonds, Series 2009A,	6/19 at 100.00	A	1,742,775
	8.000%, 6/15/30
1,515	Reno, Nevada, Capital Improvement Revenue Bonds, Series 2002, 5.500%, 6/01/21 – FGIC Insured	6/12 at 100.00	A3	1,527,635
2,555	Reno, Nevada, Capital Improvement Revenue Bonds, Series 2002, 5.500%, 6/01/21 (Pre-refunded	6/12 at 100.00	A3 (4)	2,611,823
	6/01/12) – FGIC Insured
9,820	Total Nevada			10,619,138
	New Hampshire – 0.2%
325	New Hampshire Housing Finance Authority, Single Family Mortgage Acquisition Bonds, Series	5/12 at 100.00	Aa3	339,232
	2001A, 5.600%, 7/01/21 (Alternative Minimum Tax)
	New Jersey – 6.3%
2,500	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Somerset Medical Center,	7/13 at 100.00	Ba2	2,286,400
	Series 2003, 5.500%, 7/01/23
35,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2006C,	No Opt. Call	AA–	9,594,900
	0.000%, 12/15/34 – AGM Insured
1,010	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,	6/12 at 100.00	Aaa	1,033,523
	Series 2002, 5.750%, 6/01/32 (Pre-refunded 6/01/12)
2,500	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,	6/17 at 100.00	BB–	1,801,925
	Series 2007-1A, 5.000%, 6/01/41
41,010	Total New Jersey			14,716,748
	New Mexico – 2.2%
1,000	New Mexico Mortgage Finance Authority, Multifamily Housing Revenue Bonds, St Anthony, Series	9/17 at 100.00	N/R	981,680
	2007A, 5.250%, 9/01/42 (Alternative Minimum Tax)
4,000	University of New Mexico, FHA-Insured Mortgage Hospital Revenue Bonds, Series 2004, 4.625%,	7/14 at 100.00	AA–	4,123,880
	7/01/25 – AGM Insured
5,000	Total New Mexico			5,105,560
	New York – 0.9%
1,000	Dormitory Authority of the State of New York, FHA-Insured Mortgage Revenue Bonds, Kaleida	2/14 at 100.00	AAA	1,037,570
	Health, Series 2004, 5.050%, 2/15/25
500	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Senior Fiscal 2012 Series	No Opt. Call	A	518,010
	2011A, 5.250%, 2/15/47
530	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air	12/20 at 100.00	BBB–	559,076
	Terminal LLC Project, Eighth Series 2010, 6.000%, 12/01/42
2,030	Total New York			2,114,656
	North Carolina – 1.1%
1,000	North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds, Series 2008C,	1/19 at 100.00	A–	1,224,300
	6.750%, 1/01/24
1,420	North Carolina Eastern Municipal Power Agency, Power System Revenue Refunding Bonds, Series	1/12 at 100.00	A–	1,423,351
	1993B, 5.500%, 1/01/21
2,420	Total North Carolina			2,647,651
	Ohio – 0.5%
1,620	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue	6/17 at 100.00	BB–	1,188,724
	Bonds, Senior Lien, Series 2007A-2, 6.000%, 6/01/42
	Oklahoma – 2.1%
1,000	Norman Regional Hospital Authority, Oklahoma, Hospital Revenue Bonds, Series 2005,	9/16 at 100.00	BB+	902,400
	5.375%, 9/01/36
4,000	Oklahoma Development Finance Authority, Revenue Bonds, St. John Health System, Series 2004,	2/14 at 100.00	A	4,103,440
	5.000%, 2/15/24
5,000	Total Oklahoma			5,005,840
	Pennsylvania – 0.9%
500	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Widener University,	7/13 at 100.00	BBB+	511,235
	Series 2003, 5.250%, 7/15/24
1,000	Pennsylvania Turnpike Commission, Motor License Fund-Enhanced Subordinate Special Revenue	12/20 at 100.00	AA	856,740
	Bonds, Series 2010B, 0.000%, 12/01/30
700	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series 2004A, 5.500%, 12/01/31 –	12/14 at 100.00	Aa3	753,487
	AMBAC Insured
2,200	Total Pennsylvania			2,121,462
	Puerto Rico – 2.0%
1,000	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series	8/19 at 100.00	A+	1,097,140
	2009A, 6.000%, 8/01/42
	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Series 2007A:
17,500	0.000%, 8/01/41 – NPFG Insured	No Opt. Call	Aa2	2,928,100
1,000	0.000%, 8/01/43 – NPFG Insured	No Opt. Call	Aa2	147,460
7,000	0.000%, 8/01/54 – AMBAC Insured	No Opt. Call	Aa2	491,190
26,500	Total Puerto Rico			4,663,890
	South Carolina – 6.9%
1,250	Dorchester County School District 2, South Carolina, Installment Purchase Revenue Bonds,	12/14 at 100.00	AA–	1,374,425
	GROWTH, Series 2004, 5.250%, 12/01/20
10,000	Greenville County School District, South Carolina, Installment Purchase Revenue Bonds, Series	12/12 at 101.00	AA (4)	10,617,200
	2002, 5.875%, 12/01/19 (Pre-refunded 12/01/12)
1,500	Lexington County Health Service District, South Carolina, Hospital Revenue Refunding and	11/13 at 100.00	AA– (4)	1,654,620
	Improvement Bonds, Series 2003, 6.000%, 11/01/18 (Pre-refunded 11/01/13)
520	South Carolina JOBS Economic Development Authority, Economic Development Revenue Bonds, Bon	11/12 at 100.00	A3 (4)	544,482
	Secours Health System Inc., Series 2002A, 5.625%, 11/15/30 (Pre-refunded 11/15/12)
1,980	South Carolina JOBS Economic Development Authority, Economic Development Revenue Bonds, Bon	11/12 at 100.00	A–	1,985,544
	Secours Health System Inc., Series 2002B, 5.625%, 11/15/30
15,250	Total South Carolina			16,176,271
	Texas – 9.7%
5,000	Brazos River Harbor Navigation District, Brazoria County, Texas, Environmental Facilities	5/12 at 101.00	BBB	5,086,450
	Revenue Bonds, Dow Chemical Company Project, Series 2002A-6, 6.250%, 5/15/33 (Mandatory
	put 5/15/17) (Alternative Minimum Tax)
250	Central Texas Regional Mobility Authority, Senior Lien Revenue Bonds, Series 2011,	1/21 at 100.00	BBB–	254,608
	6.000%, 1/01/41
500	Central Texas Regional Mobility Authority, Travis and Williamson Counties, Toll Road Revenue	1/15 at 100.00	BBB	459,345
	Bonds, Series 2005, 5.000%, 1/01/35 – FGIC Insured
360	Dallas-Fort Worth International Airport Public Facility Corporation, Texas, Airport Hotel	1/12 at 100.00	AA–	360,828
	Revenue Bonds, Series 2001, 5.500%, 1/15/20 – AGM Insured
2,300	Harris County Health Facilities Development Corporation, Texas, Thermal Utility Revenue Bonds,	11/13 at 100.00	AA	2,355,890
	TECO Project, Series 2003, 5.000%, 11/15/30 – NPFG Insured
2,585	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Junior Lien Series 2001H,	No Opt. Call	BBB	665,482
	0.000%, 11/15/30 – NPFG Insured
3,805	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Third Lien Series 2004-A3,	11/24 at 52.47	BBB	668,234
	0.000%, 11/15/35 – NPFG Insured
3,765	Harris County-Houston Sports Authority, Texas, Senior Lien Revenue Refunding Bonds, Series	11/30 at 61.17	BBB	629,508
	2001A, 0.000%, 11/15/38 – NPFG Insured
45	Irving Independent School District, Dallas County, Texas, General Obligation Refunding Bonds,	2/12 at 100.00	AAA	45,210
	Series 2002A, 5.000%, 2/15/31
3,455	Irving Independent School District, Dallas County, Texas, General Obligation Refunding Bonds,	2/12 at 100.00	Aaa	3,475,868
	Series 2002A, 5.000%, 2/15/31 (Pre-refunded 2/15/12)
1,780	Leander Independent School District, Williamson and Travis Counties, Texas, General Obligation	8/16 at 35.23	AAA	501,088
	Bonds, Series 2007, 0.000%, 8/15/37
2,000	North Texas Tollway Authority, First Tier System Revenue Refunding Bonds, Capital Appreciation	1/25 at 100.00	A2	1,912,020
	Series 2008I, 0.000%, 1/01/43
2,000	Richardson Hospital Authority, Texas, Revenue Bonds, Richardson Regional Medical Center,	12/13 at 100.00	A	2,027,860
	Series 2004, 6.000%, 12/01/34
240	San Antonio, Texas, Water System Revenue Refunding Bonds, Series 1992, 6.000%, 5/15/16	5/12 at 100.00	Aa3 (4)	244,661
	(Pre-refunded 5/15/12) – NPFG Insured
1,470	Texas Turnpike Authority, Central Texas Turnpike System Revenue Bonds, First Tier Series	8/12 at 100.00	BBB+	1,476,836
	2002A, 5.750%, 8/15/38 – AMBAC Insured
1,750	Texas, General Obligation Bonds, Water Financial Assistance Program, Series 2003A, 5.125%,	8/13 at 100.00	Aaa	1,766,888
	8/01/42 (Alternative Minimum Tax)
830	Wood County Central Hospital District, Texas, Revenue Bonds, East Texas Mecical Center Quitman	11/21 at 100.00	Baa2	835,121
	Project, Series 2011, 6.000%, 11/01/41
32,135	Total Texas			22,765,897
	Virginia – 1.4%
1,000	Fairfax County Economic Development Authority, Virginia, Residential Care Facilities Mortgage	10/17 at 100.00	N/R	979,450
	Revenue Bonds, Goodwin House, Inc., Series 2007A, 5.125%, 10/01/42
1,000	Henrico County Economic Development Authority, Virginia, Residential Care Facility Revenue	No Opt. Call	BBB	966,860
	Bonds, Westminster Canterbury of Richmond, Series 2006, 5.000%, 10/01/35
2,000	Metropolitan Washington DC Airports Authority, Virginia, Dulles Toll Road Revenue Bonds,	10/28 at 100.00	BBB+	1,402,480
	Dulles Metrorail Capital Appreciation, Series 2010B, 0.000%, 10/01/44
4,000	Total Virginia			3,348,790
	Washington – 2.5%
250	Energy Northwest, Washington, Electric Revenue Refunding Bonds, Columbia Generating Station,	7/12 at 100.00	Aa1	256,238
	Series 2002A, 5.500%, 7/01/17 – NPFG Insured
990	Washington State Health Care Facilities Authority, Revenue Bonds, Fred Hutchinson Cancer	1/21 at 100.00	A	1,021,739
	Research Center, Series 2011A, 5.625%, 1/01/35
2,000	Washington State Tobacco Settlement Authority, Tobacco Settlement Asset-Backed Revenue Bonds,	6/13 at 100.00	A3	2,047,820
	Series 2002, 6.500%, 6/01/26
2,115	Washington State, Motor Vehicle Fuel Tax General Obligation Bonds, Series 2003F, 0.000%,	No Opt. Call	AA+	1,130,277
	12/01/27 – NPFG Insured
1,330	Snohomish County Public Utility District 1, Washington, Generation System Revenue Bonds,	No Opt. Call	AA– (4)	1,330,239
	Series 1989, 6.750%, 1/01/12 (ETM)
6,685	Total Washington			5,786,313
	West Virginia – 0.2%
500	West Virginia Hospital Finance Authority, Revenue Bonds, United Hospital Center Inc. Project,	6/16 at 100.00	A+	498,145
	Series 2006A, 4.500%, 6/01/26 – AMBAC Insured
	Wisconsin – 1.6%
470	Badger Tobacco Asset Securitization Corporation, Wisconsin, Tobacco Settlement Asset-Backed	6/12 at 100.00	Aaa	481,590
	Bonds, Series 2002, 6.125%, 6/01/27 (Pre-refunded 6/01/12)
1,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Wheaton Franciscan	8/13 at 100.00	BBB+	1,030,690
	Services Inc., Series 2003A, 5.500%, 8/15/17
2,150	Wisconsin, General Obligation Refunding Bonds, Series 2003-3, 5.000%, 11/01/26	11/13 at 100.00	AA	2,232,238
3,620	Total Wisconsin			3,744,518
$ 338,800	Total Investments (cost $216,730,831) – 97.3%			227,880,410
	Other Assets Less Liabilities – 2.7%			6,344,114
	Net Assets – 100%			$ 234,224,524

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of December 31, 2011:

	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$–	$227,880,410	$–	$227,880,410

During the period ended December 31, 2011, the Fund recognized no significant transfers to or from Level 1, Level 2 or Level 3.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At December 31, 2011, the cost of investments was $216,066,174.

Gross unrealized appreciation and gross unrealized depreciation of investments at December 31, 2011, were as follows:

Gross unrealized:
Appreciation	$14,962,104
Depreciation	(3,147,868)
Net unrealized appreciation (depreciation) of investments	$11,814,236

(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service,
Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.
N/R	Not rated.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen Select Tax-Free Income Portfolio

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date         February 29, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date         February 29, 2012

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date         February 29, 2012